Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Historical Cost	R$ 2,146,141	R$ 2,099,852	R$ 2,098,936
Accumulated amortization	(283,152)	(276,643)	(351,828)
Balance as of beginning of period	1,823,209	1,747,108
Additions	119,462	152,584
Amortization	(79,484)	(76,438)
Write-offs	(198)	(45)
Balance as of end of period	1,862,989	1,823,209	1,747,108
Gross carrying amount [member] | Goodwill [Member]
IfrsStatementLineItems [Line Items]
Total Historical Cost	542,302	542,302	542,302
Accumulated amortization
Balance as of beginning of period	542,302	542,302
Additions
Amortization
Write-offs
Balance as of end of period	542,302	542,302	542,302
Gross carrying amount [member] | Slot [Member]
IfrsStatementLineItems [Line Items]
Total Historical Cost	1,038,900	1,038,900	1,038,900
Accumulated amortization
Balance as of beginning of period	1,038,900	1,038,900
Additions
Amortization
Write-offs
Balance as of end of period	1,038,900	1,038,900	1,038,900
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Total Historical Cost	554,939	508,650	507,734
Accumulated amortization	(273,152)	(268,476)	(345,661)
Balance as of beginning of period	240,174	162,073
Additions	119,462	152,584
Amortization	(77,651)	(74,438)
Write-offs	(198)	(45)
Balance as of end of period	R$ 281,787	R$ 240,174	162,073
Average annual depreciation rate	26.41%	38.28%
Gross carrying amount [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Total Historical Cost	R$ 10,000	R$ 10,000	10,000
Accumulated amortization	(10,000)	(8,167)	(6,167)
Balance as of beginning of period	1,833	3,833
Additions
Amortization	(1,833)	(2,000)
Write-offs
Balance as of end of period		R$ 1,833	R$ 3,833
Average annual depreciation rate	20.00%	20.00%